Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net loss	$ (11,669)	$ (8,782)	[1]	$ (20,001)	$ (21,184)	$ (76,233)	[1],[2]	$ (63,863)	[1],[2]	$ (86,537)
Other comprehensive income (loss):
Change in net unrealized gains (losses) on cash flow hedges	502	(368)		470	(440)	(902)		(816)		225
Net cash flow hedge losses reclassified to operations	95	1,214		210	2,400	7,683		4,823		6,749
Total comprehensive loss	$ (11,072)	$ (7,936)		$ (19,321)	$ (19,224)	$ (69,452)		$ (59,856)		$ (79,563)

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.